FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - January 1, 2014	$ 0
Purchases	740,000
Principal payments	74,000
Ending balance - December 31, 2015	$ 666,000